File No. 333-129005

                                 	   Filed Pursuant to Rule 497(e) under
					     the Securities Act of 1933



								August 1, 2017



			Pioneer Global Equity Fund


Supplement to the April 1, 2017 Prospectus and Summary Prospectus, as in effect and as may be amended from time to time


Effective August 1, 2017, Amundi Pioneer is making the following changes regarding the fund's expenses.


	Pioneer Global		Current		New
	Equity Fund		Expense		Expense
				Limit		Limit

	Class A			1.30%		1.25%

	Class C			2.20%		2.15%

	Class T			1.30%		1.25%


The fund's other expense limits have not changed.

	Class K - 0.80%

	Class R - 1.55%

	Class Y - 0.80%


Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. These expense limitations will be in effect through January 1, 2019.




					30415-00-0817
					(c) 2017 Amundi Pioneer Distributor, Inc.
					Underwriter of Pioneer mutual funds
					Member SIPC